Other Liabilities, Provisions and Commitments - Summary of Changes in Balance of Provisions Recorded (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Balance at beginning of the period	$ 11,067
Balance at end of the period	8,298	$ 11,067
Legal [member]
Disclosure of other provisions [line items]
Balance at beginning of the period	1,985	1,049	$ 319
Penalties and other charges	86	121	33
New contingencies	61	170	196
Cancellation and expiration	(9)	(16)	(46)
Contingencies added in business combinations	67	783	496
Payments	(251)	(80)	(81)
Brazil tax amnesty		7
Effect of foreign currency exchange rates	(135)	(47)	132
Effect Venezuela (Note 3.3)		(2)
Philippines disposal	(884)
Balance at end of the period	920	1,985	1,049
Tax [member]
Disclosure of other provisions [line items]
Balance at beginning of the period	6,717	10,223	1,658
Penalties and other charges	7	148	173
New contingencies	178	4	3
Cancellation and expiration	(44)	(98)	(106)
Contingencies added in business combinations	104	861	7,840
Payments	(110)	(944)	(6)
Brazil tax amnesty		(3,069)
Effect of foreign currency exchange rates	(951)	(408)	661
Philippines disposal	(863)
Balance at end of the period	5,038	6,717	10,223
Labor [member]
Disclosure of other provisions [line items]
Balance at beginning of the period	2,365	2,356	1,340
Penalties and other charges	279	56	203
New contingencies	205	115	211
Cancellation and expiration	(109)	(33)	(177)
Contingencies added in business combinations	289		500
Payments	(20)	(76)	(336)
Effect of foreign currency exchange rates	(669)	(52)	615
Effect Venezuela (Note 3.3)		(1)
Balance at end of the period	$ 2,340	$ 2,365	$ 2,356